STOCK OPTIONS	12 Months Ended
Dec. 31, 2024
STOCK OPTIONS
STOCK OPTIONS

NOTE 13 – STOCK OPTIONS

The Corporation has established a stock option plan (the “Plan”) for its key employees, officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares that may be optioned under the stock option plan is 15,000,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years and are equity-settled. As of December 31, 2024, 6,350,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards for the years ended December 31, 2024, 2023 and 2022 and for options outstanding and exercisable as of December 31, 2024, the weighted average exercise price, and the weighted average remaining contractual life.

	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding January 1, 2022	6,428,000	$1.81	3.86
Expired	(20,000)	3.43	-
Cancelled	(468,000)	2.03	-
Granted	140,000	0.49	9.94
Outstanding December 31, 2022	6,080,000	$1.76	2.92
Expired	-	-	-
Cancelled	(580,000)	1.33	-
Granted	850,000	0.79	9.93
Outstanding December 31, 2023	6,350,000	$1.67	2.65
Expired	-	-	-
Cancelled	-	-	-
Granted	-	-	-
Outstanding December 31, 2024	6,350,000	$1.67	1.65
Options exercisable	5,712,500	$1.75	0.84

The fair value of the options granted during the years ended December 31, 2024, 2023 and 2022, was determined using the Binomial Option pricing model using the following weighted average assumptions:

Description	2024		2023		2022
Share price	$-		$1.30~0.40		$1.30~0.40
Exercise price	$-		$0.30		$0.38~3.43
Risk-free interest rate	-%		2.93~3.57%			2.93~3.57%
Expected volatility	-%		116.39~119.84%			116.39~119.84%
Expected option life in years	-	Yrs	10.0	Yrs	10.	Yrs
Expected dividend yield	-		-		-

There were no stock options granted during the year ended December 31, 2024. The weighted average grant-date fair value of options granted during the year ended December 31, 2023 was $0.37 per option. Expected volatility was estimated considering historic average share price volatility. Expected dividends were determined to be nil, since the Corporation has never paid any dividends.